Net Income (Loss) Per Share	6 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for all periods presented:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions, except per share amounts)	2024	2023	2024	2023
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$107	$(110)	$330	$(5)
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic (1)	1,049	1,025	1,047	1,025
Equity-classified shared-based awards	14	—	14	—
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,063	1,025	1,061	1,025
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.10	$(0.11)	$0.32	$—
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.10	$(0.11)	$0.31	$—
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units (2)	—	39	—	39
Performance share units (3)	1	1	1	1
Total	1	40	1	40
(1)    For the three and six months ended September 30, 2023, includes weighted average ordinary shares for vested securities without restrictions that were not issued and outstanding as of the end of the reporting period.
(2)    For the three and six months ended September 30, 2023, RSUs exclude certain awards which require cash settlement and do not allow for share settlement.
(3)    Prior to the IPO, certain executive awards entitled participants to fixed monetary amounts where the quantity of securities was calculated based on the total fixed monetary amount divided by the closing average market price of ordinary shares. Upon the IPO, these awards entitled participants to a fixed number of ordinary shares calculated based on the total fixed monetary amount divided by the IPO price.